SHARE CAPITAL - Disclosure of RSUs outstanding and exercisable (Details) - Share	Aug. 31, 2026	Jul. 31, 2026
Disclosure of classes of share capital [line items]
Number of RSUs Vested	786,346
Restricted share units [Member]
Disclosure of classes of share capital [line items]
Number of RSUs Vested		25,000
Number of RSUs Outstanding		2,785,000
Weighted Average Remaining Contractual Life (Years)		2.82
Restricted share units [Member] | December 31, 2028 [Member]
Disclosure of classes of share capital [line items]
Number of RSUs Vested		25,000
Number of RSUs Outstanding		1,685,000
Weighted Average Remaining Contractual Life (Years)		2.42
Restricted share units [Member] | December 31, 2029 [Member]
Disclosure of classes of share capital [line items]
Number of RSUs Vested		0
Number of RSUs Outstanding		1,100,000
Weighted Average Remaining Contractual Life (Years)		3.42